28. SHARE-BASED COMPENSATION PLANS (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended			3 Months Ended				12 Months Ended
	Jan. 02, 2018 shares	Nov. 01, 2017 shares	Aug. 31, 2017 shares	Mar. 31, 2016 CAD ($)	Jan. 30, 2016	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 CAD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 shares	Dec. 31, 2013 shares	Dec. 31, 2008 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options authorized										3,280,000	3,280,000	350,000	350,000		62,404	4,036,729	8,824,646
Stock options vesting and exercisable period (in years)	3 years	5 years
Expiration period for stock options (in years)										10 years	10 years
Percentage of purchase for cancellation of outstanding stock options					25.00%
Number of vested stock options repurchased for cash consideration	780,000	2,500,000
Operating expenses | $										$ 185,827		$ 187,687		$ 174,923
Shares granted per share (in dollars per share) | $ / shares										$ 13.37
Non-Voting Participating Preferred Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options authorized										200,000	200,000
Non-Voting Participating Preferred Shares [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options authorized										200,000	200,000
Stock options vesting and exercisable period (in years)										3 years	3 years
Time Vesting Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting and exercisable period (in years)										5 years	5 years
Number of option exchange			805,835									805,835	805,835
Performance Vesting Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting and exercisable period (in years)										5 years	5 years
Number of option exchange			805,835									(805,835)	(805,835)
Unvested Performance-Vesting Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option exchange			715,383
Unvested Time-Vesting Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option exchange			715,383
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Special cash distribution to shareholders						$ 387,200	$ 387,200
Special payment to be paid to option holders | $									$ 12,800
Operating expenses recorded											$ 11,200	$ 8,000
Operating expenses | $											$ 11,300		$ 10,000
Key Management Personnel Of Entity Or Parent [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vested stock options repurchased for cash consideration								1,253,477	1,253,477
Total cash consideration paid to repurchase of vested stock options | $				$ 24,700				$ 24,700